Commitments and Contingencies (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Loss Contingencies [Line Items]
Insurable liabilities	$ 422,000,000	$ 138,000,000
Reserves for environmental liabilities	51,000,000	20,000,000
Accrued Environmental Loss Contingencies, Current	11,000,000
Accrued Environmental Loss Contingencies, Noncurrent	40,000,000
Conditional asset retirement obligations	74,000,000	59,000,000
Estimated asbestos related net liability on a discounted basis	148,000,000	136,000,000
Liability for Asbestos and Environmental Claims, Gross	548,000,000
Restricted Cash and Investments	400,000,000	0
Restricted Cash and Cash Equivalents	88,000,000	0.00
Insurance Recoveries	120,000,000
Asbestos Issue [Member]
Loss Contingencies [Line Items]
Restricted Cash and Cash Equivalents	16,000,000
Restricted Investments	264,000,000
Other current liabilities
Loss Contingencies [Line Items]
Insurable liabilities	60,000,000	19,000,000
Liability for Asbestos and Environmental Claims, Gross	35,000,000
Accrued Compensation and Benefits [Member]
Loss Contingencies [Line Items]
Insurable liabilities	28,000,000	12,000,000
Other noncurrent Liabilities
Loss Contingencies [Line Items]
Insurable liabilities	334,000,000	$ 107,000,000
Liability for Asbestos and Environmental Claims, Gross	513,000,000
Other current assets
Loss Contingencies [Line Items]
Restricted Cash and Investments	41,000,000
Other noncurrent assets
Loss Contingencies [Line Items]
Restricted Cash and Investments	$ 359,000,000